LOANS, FINANCING AND DEBENTURES - Rollforward in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Opening balance	R$ 74,574,591	R$ 79,628,629
Fundraising, net issuances	10,944,794	1,335,715
Interest accrued	4,797,094	4,007,737
Monetary and exchange rate variations, net	(4,185,675)	(3,949,020)
Settlement of principal	4,296,447	2,517,934
Settlement of interest	4,728,998	4,019,072
Amortization of fundraising costs	67,333	69,649
Others (fair value adjustments on business combinations)		18,887
Closing balance	R$ 77,172,692	R$ 74,574,591